OPERATING LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Operating Leases
OPERATING LEASES

NOTE 8 - OPERATING LEASES

As of March 31, 2022, the Company has seventeen separate operating lease agreements for three office spaces, one warehouse and thirteen stores in PRC with remaining lease terms of from 6 months to 61 months.

Two of the leases described above were entered with related parties. The operating lease entered with Ms. Qingmei Lin, a related party, is for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000 (approximately $1,450). The operating lease agreement entered with Mr. Hongwei Ye, another related party, is for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023 with the monthly rent expense of RMB960 (approximately $139).

The Company terminated an operating lease agreement with a subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd., a related party, for the premise in Shenzhen City, PRC on February 28, 2021. The monthly rent expense for this lease was RMB30,000 (approximately $4,349).

The components of lease expense and supplemental cash flow information related to leases for the three months ended March 31, 2022 and 2021 are as follows:

	For the three months ended March 31,
Operating lease cost (included in general and administrative expenses in the Company’s condensed consolidated statements of operations)	2022	2021

Related parties	$4,726	$18,490
Non-related parties	37,773	18,200

Other information for the three months ended	March 31, 2022	March 31, 2021
Cash paid for amounts included in the measurement of lease obligations	$51,477	$41,336
Weighted average remaining lease term (in years)	3.66	3.77
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of March 31, 2022 are as follows:

Year ending December 31,
2022 (remaining)	$121,292
2023	114,117
2024	86,720
2025	82,664
2026	46,528
Thereafter	6,308
Total lease payment	457,629
Less: Imputed interest	(25,905)
Operating lease obligations	$431,724

NOTE 10 – OPERATING LEASES

As of December 31, 2021, the Company has seventeen separate operating lease agreements for three office spaces, one warehouse and thirteen stores in PRC with remaining lease terms of from 9 months to 64 months.

Two of the leases described above were entered with related parties. The operating lease entered with Ms. Qingmei Lin, a related party, is for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000 (approximately $1,450). The operating lease agreement entered with Mr. Hongwei Ye, another related party, is for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023 with the monthly rent expense of RMB960 (approximately $139).

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2021	December 31, 2020

Related parties	$32,677	$100,302
Non-related parties	118,315	15,197

Other information for the years ended	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease obligations	$151,586	$57,115
Weighted average remaining lease term (in years)	3.82	3.48
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	$163,885
2023	118,279
2024	87,001
2025	82,482
2026	46,426
Thereafter	6,294
Total lease payment	504,367
Less: Imputed interest	(29,570)
Operating lease obligations	$474,797

Lease expenses were $150,992 and $115,499 for the years ended December 31, 2021 and 2020, respectively.